Net Loss per Share - Antidilutive Securities (Details) - shares	3 Months Ended			6 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive shares	441,607,505	114,099,960	127,660,867	196,445,397	114,211,595	127,599,207	152,035,259	143,239,169
Class S Ordinary
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive shares	5,358,597	5,871,512	5,834,296	5,434,863	5,871,512	5,835,822	5,811,251	5,720,627
Class S Preferred
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive shares	48,403	115,219	88,606	48,403	115,219	93,678	72,126	15,288
Preferred Series A Subclass 0
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive shares	90,445,956	19,796,120	19,706,509	32,916,204	19,795,875	19,795,997	1,664,303	0
Preferred Series A Subclass 1
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive shares	291,066,987	63,706,518	79,711,972	110,618,486	63,826,455	78,972,518	121,956,222	127,088,320
Preferred Series C
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive shares	2,393,520	16,068,912	16,068,912	12,153,325	16,068,912	16,068,912	16,340,086	4,845,358
Restricted Stock Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive shares	10,219,365	8,541,679	6,250,572	9,882,852	8,533,622	6,832,280	6,191,271	5,569,576
Preferred Series B-1
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive shares	11,404,827	0		683,146	0
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive shares	30,669,850	0		24,708,118	0